Other assets and assets classified as held for sale (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other assets and assets classified as held for sale [abstract]
Prepayments	¥ 23,767	¥ 38,025
Prepayments to related parties	44,806	67,242
Total other current assets	68,573	105,267
Assets classified as held for sale	¥ 0	¥ 24,331